Contractual commitments	12 Months Ended
Dec. 31, 2020
Contractual commitments
Contractual commitments

33.  Contractual commitments

The company and its subsidiaries have unrecognized contractual commitments on December 31th, 2020, related to acquisition of services and technologies, that will be recorded in the coming periods according to contractual conditions.

As at December 31th, 2020, the Company had contractual commitments unrecognized of R$ 5,289. In the subsequent period, the Company signed other contracts that added up to commitments of approximately R$ 100,376.